UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08928

HSBC PORTFOLIOS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

HSBC GROWTH PORTFOLIO
Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Shares	Value ($)
Common Stocks — 99.1%
Aerospace & Defense — 1.0%
Honeywell International, Inc.	7,300	766,865

Airlines — 1.4%
Delta Air Lines, Inc.	24,300	1,077,462

Automobiles — 0.3%
Tesla Motors, Inc. (a)	750	199,613

Banks — 1.0%
Wells Fargo & Co.	13,900	804,393

Biotechnology — 8.3%
Alexion Pharmaceuticals, Inc. (a)	6,115	1,207,346
Biogen, Inc. (a)	2,580	822,452
Celgene Corp. (a)	16,650	2,185,312
Gilead Sciences, Inc.	11,350	1,337,711
Vertex Pharmaceuticals, Inc. (a)	7,495	1,011,825
		6,564,646
Capital Markets — 1.1%
Morgan Stanley	22,500	873,900

Chemicals — 4.4%
Ecolab, Inc.	8,850	1,024,919
Monsanto Co.	5,800	590,962
PPG Industries, Inc.	9,460	1,025,274
Sherwin-Williams Co.	3,015	837,446
		3,478,601
Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	6,400	929,920
CVS Health Corp.	14,150	1,591,451
		2,521,371
Health Care Equipment & Supplies — 3.1%
Boston Scientific Corp. (a)	46,600	808,044
DexCom, Inc. (a)	7,580	641,647
Medtronic plc	12,850	1,007,312
		2,457,003
Health Care Providers & Services — 4.9%
Envision Healthcare Holdings, Inc. (a)	22,800	1,021,440
McKesson Corp.	6,600	1,455,762
UnitedHealth Group, Inc.	11,700	1,420,380
		3,897,582
Hotels, Restaurants & Leisure — 4.4%
Chipotle Mexican Grill, Inc. (a)	1,405	1,042,833
Hilton Worldwide Holdings, Inc. (a)	43,800	1,176,030
Starbucks Corp.	22,800	1,320,804
		3,539,667
Industrial Conglomerates — 1.3%
Danaher Corp.	11,500	1,052,940

Internet & Catalog Retail — 7.3%
Amazon.com, Inc. (a)	4,530	2,428,759
Ctrip.com International Ltd., ADR (a)	11,600	830,328
Netflix, Inc. (a)	6,580	752,160
The Priceline Group, Inc. (a)	1,430	1,778,305
		5,789,552
Internet Software & Services — 12.1%
Alibaba Group Holding Ltd., ADR (a)	18,650	1,461,041
Baidu, Inc., ADR (a)	4,300	742,438
Costar Group, Inc. (a)	3,665	737,728
Facebook, Inc., Class A (a)	28,250	2,655,783
Google, Inc., Class A (a)	2,490	1,637,175
Google, Inc., Class C (a)	2,603	1,628,463
LinkedIn Corp., Class A (a)	4,435	901,458
		9,764,086
IT Services — 8.4%
Cognizant Technology Solutions Corp., Class A (a)	14,700	927,570
MasterCard, Inc., Class A	17,200	1,675,280
PayPal Holdings, Inc. (a)	20,100	777,870
Visa, Inc., Class A	44,300	3,337,562
		6,718,282
Life Sciences Tools & Services — 1.3%
Quintiles Transnational Holdings, Inc. (a)	13,800	1,058,736

Media — 3.9%
Liberty Global plc, Class C (a)	14,450	710,073
The Walt Disney Co.	13,800	1,656,000
Twenty-First Century Fox, Inc., Class A	21,970	757,745
		3,123,818
Multiline Retail — 1.0%
Dollar General Corp.	10,400	835,848

Oil, Gas & Consumable Fuels — 0.2%
Concho Resources, Inc. (a)	1,400	149,184

Pharmaceuticals — 5.0%
Allergan plc (a)	3,800	1,258,370
Bristol-Myers Squibb Co.	13,400	879,576
Mallinckrodt plc (a)	5,400	669,384
Valeant Pharmaceuticals International, Inc. (a)	4,660	1,200,090
		4,007,420
Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	15,100	1,436,161

Road & Rail — 1.5%
Union Pacific Corp.	12,250	1,195,477

Semiconductors & Semiconductor Equipment — 1.9%
ARM Holdings plc, ADR	17,000	799,680
Avago Technologies Ltd.	5,500	688,270
		1,487,950
Software — 7.6%
Adobe Systems, Inc. (a)	21,800	1,787,382
Intuit, Inc.	5,300	560,581
Mobileye NV (a)	17,500	1,051,750
Salesforce.com, Inc. (a)	12,300	901,590
ServiceNow, Inc. (a)	8,100	652,050
Splunk, Inc. (a)	6,950	486,083
Workday, Inc., Class A (a)	6,900	581,877
		6,021,313
Specialty Retail — 2.5%
The Home Depot, Inc.	9,500	1,111,785
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,120	850,074
		1,961,859
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	31,570	3,829,441

Textiles, Apparel & Luxury Goods — 3.8%
Lululemon Athletica, Inc. (a)	6,900	433,734
NIKE, Inc., Class B	18,800	2,166,136

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

	Shares	Value ($)
Common Stocks, continued
Under Armour, Inc., Class A (a)	4,200	417,186
		3,017,056

Wireless Telecommunication Services — 1.6%
SBA Communications Corp., Class A (a)	10,500	1,267,560

TOTAL COMMON STOCKS
(COST $58,822,044)		78,897,786

Investment Company — 1.1%
Northern Institutional Diversified Assets
Portfolio, Institutional Shares,
0.01% (b)	855,488	855,488
TOTAL INVESTMENT COMPANY
(Cost $855,488)		855,488

TOTAL INVESTMENT SECURITIES
(Cost $59,677,532) — 100.2%		79,753,274
Other Assets (Liabilities) - (0.2)%		(146,165)
NET ASSETS - 100%		$79,607,109
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2015.

ADR - American Depositary Receipt

HSBC OPPORTUNITY PORTFOLIO
Schedule of Portfolio Investments — as of July 31, 2015 (Unaudited)

	Shares	Value ($)
Common Stocks — 98.9%
Aerospace & Defense — 1.3%
TransDigm Group, Inc. (a)	13,635	3,085,601

Banks — 1.7%
First Republic Bank	65,540	4,180,797

Biotechnology — 9.4%
ARIAD Pharmaceuticals, Inc. (a)	364,010	2,970,322
Medivation, Inc. (a)	38,600	4,065,738
Merrimack Pharmaceuticals, Inc. (a)	223,780	2,260,178
Neurocrine Biosciences, Inc. (a)	32,520	1,629,902
Prothena Corp. plc (a)	32,490	2,143,365
PTC Therapeutics, Inc. (a)	58,625	3,002,186
Puma Biotechnology, Inc. (a)	7,470	676,782
United Therapeutics Corp. (a)	35,990	6,095,266
		22,843,739
Building Products — 1.7%
Lennox International, Inc.	33,985	4,012,609

Capital Markets — 2.8%
Affiliated Managers Group, Inc. (a)	11,065	2,300,414
Raymond James Financial, Inc.	73,100	4,312,900
		6,613,314
Chemicals — 4.0%
Huntsman Corp.	157,680	2,995,920
PolyOne Corp.	64,420	2,207,673
RPM International, Inc.	94,390	4,424,060
		9,627,653
Commercial Services & Supplies — 1.5%
Knoll, Inc.	149,280	3,612,576

Communications Equipment — 4.2%
CommScope Holding Co., Inc. (a)	80,850	2,536,265
Palo Alto Networks, Inc. (a)	40,520	7,529,831
		10,066,096
Diversified Consumer Services — 2.6%
Nord Anglia Education, Inc. (a)	99,430	2,519,556
Service Corp. International	116,890	3,566,314
		6,085,870
Electronic Equipment, Instruments & Components — 1.1%
Ingram Micro, Inc. (a)	100,730	2,742,878

Health Care Equipment & Supplies — 3.8%
Align Technology, Inc. (a)	56,300	3,530,009
DENTSPLY International, Inc.	46,025	2,619,283
Wright Medical Group, Inc. (a)	111,940	2,892,530
		9,041,822
Health Care Providers & Services — 3.7%
Brookdale Senior Living, Inc. (a)	100,830	3,340,498
Community Health Systems, Inc. (a)	95,880	5,609,939
		8,950,437
Health Care Technology — 1.5%
Allscripts Healthcare Solutions, Inc. (a)	253,100	3,659,826

Hotels, Restaurants & Leisure — 4.1%
Jack in the Box, Inc.	45,930	4,363,350
The Wendy's Co.	255,900	2,625,534
Vail Resorts, Inc.	25,430	2,789,417
		9,778,301
Household Durables — 4.7%
Harman International Industries, Inc.	20,490	2,205,953
Jarden Corp. (a)	97,252	5,348,860
Tempur Sealy International, Inc. (a)	48,360	3,653,598
		11,208,411
Insurance — 1.7%
Assurant, Inc.	55,740	4,158,204

Internet Software & Services — 2.2%
Costar Group, Inc. (a)	18,765	3,777,207
Pandora Media, Inc. (a)	89,440	1,566,989
		5,344,196
IT Services — 4.5%
Genpact Ltd. (a)	67,070	1,489,625
Sabre Corp.	117,450	3,124,170
Total System Services, Inc.	79,920	3,693,902
VeriFone Systems, Inc. (a)	76,460	2,460,483
		10,768,180
Life Sciences Tools & Services — 2.0%
Mettler-Toledo International, Inc. (a)	14,349	4,844,222

Machinery — 6.5%
Snap-on, Inc.	25,350	4,177,681
The Middleby Corp. (a)	31,930	3,917,811
The Timken Co.	120,990	4,038,646
WABCO Holdings, Inc. (a)	27,820	3,434,935
		15,569,073
Media — 1.6%
Nexstar Broadcasting Group, Inc., Class A	66,560	3,817,882

Oil, Gas & Consumable Fuels — 2.9%
CONSOL Energy, Inc.	155,070	2,561,756
Tesoro Corp.	46,310	4,507,816
		7,069,572
Pharmaceuticals — 4.7%
Jazz Pharmaceuticals plc (a)	37,800	7,266,672
Pacira Pharmaceuticals, Inc. (a)	60,260	4,002,469
		11,269,141
Professional Services — 2.6%
IHS, Inc., Class A (a)	30,720	3,840,921
Robert Half International, Inc.	42,760	2,353,083
		6,194,004
Real Estate Investment Trusts (REITs) — 1.3%
Starwood Property Trust, Inc.	139,010	3,024,858

Real Estate Management & Development — 1.4%
Jones Lang LaSalle, Inc.	19,050	3,391,662

Road & Rail — 2.5%
Genesee & Wyoming, Inc., Class A (a)	48,730	3,470,550
Werner Enterprises, Inc.	87,290	2,465,070
		5,935,620
Semiconductors & Semiconductor Equipment — 2.5%
On Semiconductor Corp. (a)	347,570	3,691,193
Qorvo, Inc. (a)	39,580	2,293,661
		5,984,854
Software — 6.8%
Fortinet, Inc. (a)	77,670	3,707,966
QLIK Technologies, Inc. (a)	76,180	3,082,243
ServiceNow, Inc. (a)	59,000	4,749,499
SolarWinds, Inc. (a)	56,200	2,241,818
Splunk, Inc. (a)	35,150	2,458,391
		16,239,917

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

	Shares	Value ($)
Common Stocks, continued
Specialty Retail — 7.6%
Asbury Automotive Group, Inc. (a)	31,650	2,794,695
Restoration Hardware Holdings, Inc. (a)	41,310	4,191,313
Signet Jewelers Ltd.	23,720	2,875,338
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	31,930	5,301,338
Williams-Sonoma, Inc.	36,314	3,074,343
		18,237,027
TOTAL COMMON STOCKS
(COST $197,764,717)		237,358,342

Investment Company — 1.3%
Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.01% (b)	3,011,524	3,011,524
TOTAL INVESTMENT COMPANY
(Cost $3,011,524)		3,011,524

TOTAL INVESTMENT SECURITIES
(Cost $200,776,241) — 100.2%		240,369,866
Other Assets (Liabilities) - (0.2)%		(493,441)
NET ASSETS - 100%		$239,876,425
____________________

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on July 31, 2015.

Notes to Schedules of Portfolio Investments
(Unaudited)	July 31, 2015

1. Organization:

The HSBC Portfolios (the "Portfolios Trust"), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolios Trust contains the following master funds (individually a "Portfolio," collectively the "Portfolios"):

Fund	Short Name
HSBC Growth Portfolio	Growth Portfolio
HSBC Opportunity Portfolio	Opportunity Portfolio

The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Declaration of Trust permits the Board of Trustees (the "Board") to issue an unlimited number of beneficial interests in the Portfolios.

The Portfolios are diversified series of the Portfolios Trust and are part of the HSBC Family of Funds, which also includes HSBC Advisor Funds Trust and HSBC Funds (Collectively the "Trusts"). Schedules of Portfolio Investments ("Schedules") for all other funds of the Trusts are published separately.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by each Portfolio in the preparation of its Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’). The preparation of the Schedules require management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

The Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

3. Investment Valuation Summary:

The valuation techniques employed by the Portfolio's, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Portfolio’s investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including a Portfolio's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Portfolios determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values ("NAV's"), as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolios Trust's policy is intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Portfolios Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio may differ from the value that would be released if the securities were sold and the differences could be material to the financial statements.

For the quarter ended July 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of July 31, 2015 in valuing the Portfolios' investments based upon three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investment for each Portfolio:

Growth Portfolio
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	78,897,786	–	–	78,897,786
Investment Company	855,488	–	–	855,488
Total Investment Securities	79,753,274	–	–	79,753,274

Opportunity Portfolio
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	237,358,342	–	–	237,358,342
Investment Company	3,011,524	–	–	3,011,524
Total Investment Securities	240,369,866	–	–	240,369,866

4. Federal Income Tax Information:

At July 31, 2015, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation)($)
Growth Portfolio	59,080,145	21,197,886	(524,757)	20,673,129
Opportunity Portfolio	201,059,925	50,049,028	(10,739,087)	39,309,941

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Portfolios

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	September 24, 2015

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	September 24, 2015